GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Summary) (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Aug. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
(Loss)/gain on sale of vessels						$ (1,699)	$ (167)	$ 7,364
Gain on termination of charters						2,823	0	0
Total gain/(loss) on sale of assets and termination of charters	$ 300	$ (1,100)	$ (1,700)	$ 700	$ (26)	$ 1,124	$ (167)	$ 7,364
MSC Alice [Member]
Property, Plant and Equipment [Line Items]
Term of time charter						5 years